Basis of preparation	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
These Condensed Consolidated Interim Financial Statements for Alcon Inc. ("the Company") and the subsidiaries it controls (collectively, "Alcon") have been prepared in accordance with International Accounting Standards 34, Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB") and with the accounting policies as described in Note 3 to the December 31, 2020 Consolidated Financial Statements in the Company’s 2020 Form 20-F ("Form 20-F").
These Condensed Consolidated Interim Financial Statements do not include all of the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls, and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Alcon's financial position and performance since the prior annual Consolidated Financial Statements. Therefore the Condensed Consolidated Interim Financial Statements should be read in conjunction with the annual Consolidated Financial Statements for the year ended December 31, 2020, which have been prepared in accordance with IFRS as issued by the IASB.
The accompanying Condensed Consolidated Interim Financial Statements present our historical financial position, results of operations, comprehensive income/(loss), and cash flows in accordance with IFRS.